LOSS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss per Ordinary Share
Basic and diluted net loss per ordinary share is calculated as follows:

	Unaudited Three Months Ended
In thousands, except per share data	March 31, 2022	March 31, 2021
Numerator:
Net Loss	$(16,318)	$(5,897)
Denominator:
Weighted average number of common shares - basic	209,355	163,260
Net loss per ordinary share:
Basic and diluted	$(0.08)	$(0.04)